NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jul. 31, 2025	Jul. 31, 2024
Accumulated deficit	$ (35,546,915)	$ (32,073,376)
Working capital	$ 2,881,768